Note 2 - Summary of Significant Accounting Policies: Income Taxes (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Income Taxes

Income Taxes

The Company accounts for its income taxes under the provisions of ASC No. 740 “Income Taxes.” The method of accounting for income taxes under ASC No. 740 is an asset and liability method. The asset and liability method requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between tax bases and financial reporting bases of other assets and   liabilities.